(Loss)/earnings per share - Additional Information (Detail) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Issued	923,943		706,500
Weighted Average Number of Shares, Restricted Stock	22,932	530
Aggregate Number Of Options To Purchase Common Shares	10,000
Weighted average number of shares restricted stock	22,932	530
Class B2 C2 Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Treasury Stock, Common, Shares	1,070,950
If Converted Method [Member] | Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Issued	4,935,672
Representative Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of Warrant or Right, Outstanding		6,416,713
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of Warrant or Right, Outstanding	3,177
Common Class A [Member] | If Converted Method [Member] | Class B2 C2 Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Convertible, Shares Issuable		4,935,672